Related Party Transactions and Balances (Related Parties of Ku6 Media Co., Ltd.) (Details)	12 Months Ended
Dec. 31, 2012
Shanda Interactive Entertainment Limited ("Shanda") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. ("Shanda Computer") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. ("Shanghai Shulong Computer") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. ("Shanghai Shulong") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. ("Chengdu Jisheng") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. ("Shengyue") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. ("Shanda Media") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Capital Limited ("Shanda Capital") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Games Ltd. ("Shanda Games") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Affiliate under common control of Shanda
Hurray! Media Co., Ltd. [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd. [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda